Invesco PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046 713 626 1919 www.invesco.com/us

October 7, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
CIK	No. 0000896435
Invesco V.I. American Franchise Fund, Invesco V.I. American Value Fund,
Invesco V.I. Core Equity Fund, Invesco V.I. Equity and Income Fund,
Invesco V.I. Global Health Care Fund, Invesco V.I. Global Real Estate Fund,
Invesco V.I. Government Securities Fund, Invesco V.I. International Growth Fund,
Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund,
Invesco V.I. Technology Fund, Invesco V.I. Value Opportunities Fund (the “Funds”)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Funds as filed pursuant to Rule 497(e) under the 1933 Act on October 3, 2016 (Accession Number: 0001193125-16-729088).

Please contact the undersigned at (713) 214-7888, if you have any questions regarding this filing.

Very truly yours,

/s/ Peter Davidson

Peter Davidson

Assistant General Counsel